Finance cost - Schedule of Finance Cost (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Finance cost [Abstract]
Interest expenses on shareholder loans	€ 8,162	€ 7,530	€ 5,568
Interest expenses on senior debt	6,446	3,240	170
Finance costs on borrowings	14,608	10,770	5,738
Interest expenses on lease liabilities	527	294	198
Interest accretion on provisions	0	3	2
Fair value (gains)losses on derivatives	(593)	208	75
Exchange differences – net	877	7	(66)
Finance costs	€ 15,419	€ 11,282	€ 5,947